Shareholder Report, Line Graph (Details) 74200000400_Templeton Global Smaller Companies Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 17,192	$ 16,949	$ 14,433	$ 12,956	$ 17,894	$ 12,577	$ 11,611	$ 12,705	$ 11,602	$ 10,000	$ 19,086
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	26,721	23,076	18,694	16,406	19,504	15,161	13,011	13,048	11,711	10,000	$ 32,693
MSCI All Country World Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Small Cap Index-NR
Accumulated Value	$ 21,553	$ 19,076	$ 16,424	$ 15,113	$ 18,595	$ 13,108	$ 12,181	$ 13,362	$ 11,689	$ 10,000	$ 26,379